UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                                                                     811-2340

Montgomery Street Income Securities, Inc.
(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Address of principal executive office)

Mark D. Nerud
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 338-5801

Date of fiscal year end:                                           December 31

Date of Reporting Period:                                        July 1, 2010 – September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Montgomery Street Income Securities, Inc. (the "Fund")
Investment Portfolio	as of September 30, 2010 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 73.0%
Consumer Discretionary 2.8%
COX Communications Inc., 6.25%, 06/01/18 (a)	263,000	303,214
CSC Holdings Inc., 8.63%, 02/15/19	2,000,000	2,250,000
NBC Universal Inc., 2.88%, 04/01/16 (b) (c)	1,800,000	1,800,362
TCI Communications Inc., 8.75%, 08/01/15	35,000	44,054
Time Warner Cable Inc., 8.25%, 04/01/19	590,000	761,735

		5,159,365
Consumer Staples 4.0%
Altria Group Inc., 9.70%, 11/10/18	3,000,000	4,060,806
Anheuser-Busch InBev Worldwide Inc., 5.38%, 11/15/14 (a)	1,000,000	1,122,448
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19 (a)	360,000	466,996
Kraft Foods Inc., 4.13%, 02/09/16	875,000	946,488
Kraft Foods Inc., 5.38%, 02/10/20	512,000	571,929

		7,168,667
Energy 11.5%
Anadarko Petroleum Corp., 6.20%, 03/15/40	800,000	779,907
BP Capital Markets Plc, 2.75%, 02/27/12	16,000	16,117
BP Capital Markets Plc, 3.13%, 03/10/12	38,000	38,744
BP Capital Markets Plc, 3.75%, 06/17/13	24,000	24,380
BP Capital Markets Plc, 3.63%, 05/08/14	521,000	538,955
BP Capital Markets Plc, 3.13%, 10/01/15	800,000	804,202
Coffeyville Resources LLC, 9.00%, 04/01/15 (a)	1,125,000	1,186,875
El Paso Corp., 7.00%, 06/15/17	580,000	615,882
Energy Transfer Partners LP, 8.50%, 04/15/14	200,000	237,463
Energy Transfer Partners LP, 9.00%, 04/15/19	1,000,000	1,281,360
Kinder Morgan Energy Partners LP, 9.00%, 02/01/19	2,400,000	3,125,038
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	1,000,000	1,192,190
Motiva Enterprises LLC, 5.75%, 01/15/20 (a)	274,000	313,384
NGPL PipeCo LLC, 6.51%, 12/15/12 (a)	2,475,000	2,632,009
Petrobras International Finance Co., 7.88%, 03/15/19	2,000,000	2,494,204
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20 (b)	1,000,000	1,081,000
Rockies Express Pipeline LLC, 6.25%, 07/15/13 (a)	3,000,000	3,259,275
Rockies Express Pipeline LLC, 5.63%, 04/15/20 (a)	1,000,000	1,005,466
Transcontinental Gas Pipe Line Corp., 6.40%, 04/15/16	250,000	292,207

		20,918,658
Financials 44.0%
ABN AMRO Holding NA, 6.52% (callable at 100 beginning 11/08/12) (a) (d) (e)	1,000,000	900,000
Ally Financial Inc., 6.88%, 09/15/11	1,000,000	1,025,514
Ally Financial Inc., 6.63%, 05/15/12	1,000,000	1,035,000
American Express Co., 6.15%, 08/28/17	1,000,000	1,151,303
American Express Credit Corp., 7.30%, 08/20/13	1,800,000	2,068,972
American International Group Inc., 4.95%, 03/20/12	3,000,000	3,116,250
American International Group Inc., 8.25%, 08/15/18	500,000	582,500
Australia & New Zealand Banking Group Ltd., 5.10%, 01/13/20 (a)	1,000,000	1,088,501
BAC Capital Trust XI, 6.63%, 05/23/36	120,000	123,875
Banco Santander Chile, 3.75%, 09/22/15 (b) (c)	500,000	506,853
Banco Santander Chile SA, 1.77%, 04/20/12 (a) (f)	900,000	899,602
Barclays Bank Plc, 7.43% (callable at 100 beginning 12/15/17) (a) (d) (e)	200,000	204,000

See accompanying notes to the Investment Portfolio.

Montgomery Street Income Securities, Inc.

	Principal Amount ($)	Value ($)

Barclays Bank Plc, 5.00%, 09/22/16	1,000,000	1,094,128
Barclays Bank Plc, 10.18%, 06/12/21 (a)	1,400,000	1,866,998
Capital One Capital V, 10.25%, 08/15/39	1,000,000	1,082,500
CBA Capital Trust II, 6.02% (callable at 100 beginning 03/15/16) (a) (d)	200,000	199,545
CIT Group Inc., 7.00%, 05/01/13	1,900,000	1,909,500
Citigroup Inc., 6.01%, 01/15/15	3,500,000	3,847,896
Citigroup Inc., 8.50%, 05/22/19	1,235,000	1,526,881
Commonwealth Bank of Australia, 5.00%, 10/15/19 (a)	1,000,000	1,084,050
FCE Bank Plc, 7.13%, 01/16/12, EUR	3,000,000	4,222,674
Goldman Sachs Group Inc., 5.95%, 01/18/18	650,000	713,913
Goldman Sachs Group Inc., 5.38%, 03/15/20	1,000,000	1,054,012
HSBC Bank Plc, 4.13%, 08/12/20 (a)	2,000,000	2,032,610
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (d) (e)	2,000,000	2,143,260
JPMorgan Chase & Co., 6.00%, 01/15/18	2,000,000	2,283,958
JPMorgan Chase Capital XV, 5.88%, 03/15/35	205,000	199,983
Lazard Group LLC, 6.85%, 06/15/17	500,000	535,440
LBG Capital No.1 Plc, 7.87%, 08/25/20, GBP	1,000,000	1,476,641
LBG Capital No.1 Plc, 7.88%, 11/01/20	450,000	443,250
Manufacturers & Traders Trust Co, 5.59%, 12/28/20 (callable at 100 beginning 12/28/15) (e)	410,000	397,648
Mellon Capital IV, 6.24% (callable at 100 beginning 06/20/12) (d)	570,000	521,550
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	580,000	617,347
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	4,550,000	5,103,717
Morgan Stanley, 6.63%, 04/01/18	1,000,000	1,108,655
Morgan Stanley, 7.30%, 05/13/19	1,500,000	1,725,271
Rabobank Capital Funding Trust III, 5.25% (callable at 100 on 10/21/16) (a) (d) (e)	800,000	774,056
Rabobank Nederland NV, 11.00% (callable at 100 beginning 06/30/19) (a) (d) (e)	1,000,000	1,300,000
Regions Financial Corp., 4.88%, 04/26/13	1,000,000	1,012,180
Royal Bank of Scotland Plc, 5.63%, 08/24/20	2,000,000	2,096,928
RSHB Capital SA, 7.75%, 05/29/18	100,000	112,500
RZD Capital Ltd., 5.74%, 04/03/17	300,000	315,375
Simon Property Group LP, 5.38%, 06/01/11	1,000,000	1,015,976
Simon Property Group LP, 5.45%, 03/15/13	1,400,000	1,481,465
SLM Corp., 5.13%, 08/27/12	1,000,000	1,010,928
SLM Corp., 5.38%, 01/15/13	2,000,000	2,016,308
SLM Corp., 8.45%, 06/15/18	500,000	505,032
State Street Capital Trust IV, 1.29%, 06/15/37 (callable at 100 beginning 06/15/12) (f)	670,000	483,209
TNK-BP Finance SA, 7.50%, 03/13/13	2,000,000	2,172,500
TNK-BP Finance SA, 7.25%, 02/02/20	1,000,000	1,091,250
TransCapitalInvest Ltd., 8.70%, 08/07/18	2,250,000	2,781,562
UBS AG Stamford, 5.88%, 12/20/17	1,000,000	1,131,484
UBS Preferred Funding Trust I, 8.62% (callable at 100 beginning 10/01/10) (d) (e)	670,000	670,000
UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (d) (e)	1,100,000	1,056,000
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (d) (e)	625,000	490,625
USB Realty Corp., 6.09% (callable at 100 beginning 01/15/12) (a) (d) (e)	600,000	444,000
Wachovia Corp., 5.50%, 05/01/13	1,000,000	1,099,195
Wachovia Corp., 5.75%, 02/01/18	2,000,000	2,279,160
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (d) (e)	2,100,000	2,178,750
White Nights Finance BV, 10.50%, 03/25/14	2,000,000	2,404,000

		79,816,280
Health Care 1.2%
HCA Inc., 8.50%, 04/15/19	2,000,000	2,230,000
Materials 6.6%
Alcoa Inc., 5.38%, 01/15/13	500,000	531,602
Anglo American Capital Plc, 9.38%, 04/08/14 (a)	543,000	668,530
ArcelorMittal, 9.00%, 02/15/15	515,000	621,493
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19	650,000	797,763
Cliffs Natural Resources Inc., 5.90%, 03/15/20	1,000,000	1,097,845

See accompanying notes to the Investment Portfolio.

Montgomery Street Income Securities, Inc.

Dow Chemical Co., 6.00%, 10/01/12	2,000,000	2,167,048

	Principal Amount ($)	Value ($)

Dow Chemical Co., 8.55%, 05/15/19	990,000	1,250,063
GTL Trade Finance Inc., 7.25%, 10/20/17 (b)	2,000,000	2,227,500
LBI Escrow Corp., 8.00%, 11/01/17 (a)	1,000,000	1,092,500
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19	200,000	279,096
Teck Resources Ltd., 10.75%, 05/15/19	360,000	453,348
Vale Overseas Ltd., 4.63%, 09/15/20	700,000	722,987

		11,909,775
Telecommunication Services 0.9%
Rogers Communications Inc., 7.50%, 03/15/15	679,000	830,018
Verizon Wireless Capital LLC, 8.50%, 11/15/18	538,000	732,557

		1,562,575
Utilities 2.0%
Consumers Energy Co., 6.70%, 09/15/19	540,000	677,047
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (a)	400,000	406,833
Florida Power Corp., 5.80%, 09/15/17	195,000	232,130
Korea Electric Power Corp., 3.00%, 10/05/15 (b) (c)	1,400,000	1,396,360
NRG Energy Inc., 8.25%, 09/01/20 (a)	200,000	206,250
Pacific Gas & Electric Co., 8.25%, 10/15/18	459,000	609,789

		3,528,409

Total Corporate Bonds (cost $126,504,190)		132,293,729
Non-U.S. Government Agency Asset-Backed Securities 13.5%
Ally Auto Receivables Trust, (2009, B, A3), 1.98%, 10/15/13 (a)	1,000,000	1,018,200
American Airlines Pass-Through Trust, 10.38%, 07/02/19	1,972,499	2,327,549
American Airlines Pass-Through Trust (insured by Assured Guaranty Corp.), 7.86%, 04/01/13	1,000,000	1,047,500
Banc of America Funding Corp. REMIC, (2004, A, 1A3), 4.95%, 09/20/34 (f)	1,513,025	1,552,876
Banc of America Mortgage Securities Inc. REMIC, (2005, H, 2A5), 3.18%, 09/25/35 (f)	1,065,000	850,106
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 2A, IO), 2.66%, 07/25/37 (a) (f)	5,553,914	489,715
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 4A, IO), 2.83%, 09/25/37 (a) (f)	5,935,322	570,898
Bayview Financial Acquisition Trust REMIC, (2007, B, 2A1), 0.56%, 08/28/37 (f)	817,188	776,236
Bear Stearns Adjustable Rate Mortgage Trust REMIC, (2004, 6, 2A1), 3.11%, 09/25/34 (f)	869,110	747,445
Citigroup Mortgage Loan Trust Inc. REMIC, (2004, NCM2, 1CB2), 6.75%, 08/25/34	206,687	213,491
Continental Airlines Pass-Through Trust Class A, 9.00%, 07/08/16	1,919,157	2,187,839
Countrywide Alternative Loan Trust REMIC, (2004, 14T2, A4), 5.50%, 08/25/34	160,095	158,184
Countrywide Alternative Loan Trust REMIC, (2004, 35T2, A1), 6.00%, 02/25/35	125,160	123,632
Countrywide Asset-Backed Certificates REMIC, (2006, 23, 2A1), 0.31%, 05/25/28 (f)	51,525	50,900
Credit Suisse First Boston Mortgage Securities Corp. REMIC, (2004, AR8, 2A1), 2.84%, 09/25/34 (f)	1,613,539	1,484,711
Credit-Based Asset Servicing and Securitization LLC, (2006, SC1, A), 0.53%, 05/25/36 (a) (f)	117,288	69,593
Delta Air Lines Inc. Pass-Through Trust, 7.11%, 03/18/13	2,000,000	2,090,000
GMAC Mortgage Corp. Loan Trust REMIC (insured by Financial Guaranty Insurance Co.), (2006, HE3, A2), 5.75%, 10/25/36 (f)	324,572	187,562
Lehman Brothers Small Balance Commercial REMIC, (2006, 2A, 2A2), 5.62%, 09/25/36 (a) (f)	224,805	204,501
Nationstar NIM Trust, (2007, A, A), 9.79%, 03/25/37 (a)	22,008	—
Residential Asset Securitization Trust REMIC, (2005, A1, A3), 5.50%, 04/25/35	2,442,054	2,161,323
Sigma Finance Inc. (b) (g) (h)	354,680	18,337
Systems 2001 Asset Trust LLC (insured by MBIA Insurance Corp.), (2001, CL, B), 7.16%, 12/15/11 (a)	96,457	100,026
Truman Capital Mortgage Loan Trust REMIC, (2006, 1, A), 0.52%, 03/25/36 (a) (f)	2,063,089	1,240,432
United Air Lines Inc., 2009-1 Pass-Through Trust, 10.40%, 11/01/16	1,949,048	2,173,188
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2005, AR16, 1A3), 5.01%, 12/25/35 (f)	1,320,000	1,070,014
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, AR8, 2A3), 3.42%, 04/25/36 (f)	633,764	581,552

See accompanying notes to the Investment Portfolio.

Montgomery Street Income Securities, Inc.

	Principal Amount ($)	Value ($)

Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, 1, A3), 5.00%, 03/25/21	928,859	919,374

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25,896,058)		24,415,184
Government and Agency Obligations 4.5%
Government Securities 4.4%
Sovereign 0.2%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20 (a)	400,000	431,500
U.S. Treasury Securities 4.2%
U.S. Treasury Bond, 4.25%, 05/15/39 (i)	1,500,000	1,649,063
U.S. Treasury Note, 2.63%, 08/15/20	5,800,000	5,868,041

		7,517,104
U.S. Government Agency Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. 0.0%
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 08/15/21	18,188	20,782
Federal National Mortgage Association 0.1%
Federal National Mortgage Association REMIC, 5.00%, 06/25/34	248,241	261,273

Total Government and Agency Obligations (cost $8,065,551)		8,230,659
Short Term Investments 3.7%
U.S. Treasury Securities 0.6%
U.S. Treasury Bill, 0.09%, 10/07/10	1,100,000	1,099,984
Repurchase Agreements 3.1%
Repurchase Agreement with Deutsche Bank Securities Inc., 0.18% (Collateralized by $5,038,000 U.S. Treasury Note, 3.75%, due 11/15/18, value $5,631,539) acquired on 09/30/2010, due 10/01/2010 at $5,600,028	5,600,000	5,600,000

Total Short Term Investments (cost $6,699,984)		6,699,984

Total Investments - 94.7% (cost $167,165,783)		171,639,556
Other Assets and Liabilities, Net 5.3%		9,660,432

Total Net Assets - 100%		$181,299,988
Notes to the Investment Portfolio (Unaudited)
(a)
Rule 144A or Section 4(2) Liquid Security.  The Fund's investment adviser has deemed this security to be liquid based on procedures approved by the Fund's Board of Directors.  As of September 30, 2010, the aggregate value of Rule 144A or Section 4(2) Liquid Securities was
$27,582,007 (15.2% of net assets).

(b)		Illiquid Security. At September 30, 2010, the total value of illiquid securities was $7,030,412 (3.9% of net assets).
(c)
Restricted Rule 144A or Section 4(2) security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to institutional buyers.

(d)		Perpetual maturity security.
(e)		Interest rate is fixed until stated call date and variable thereafter.
(f)
Floating rate note. Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-
equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of September 30, 2010.

(g)
Security fair valued in good faith in accordance with the procedures established by the Fund's Board of Directors. As of September 30, 2010,
the value of fair valued securities was $18,337 (0.0% of net assets).

(h)		Security is in default relating to principal and/or interest.
(i)		All or a portion of the security pledged as collateral for open futures contracts. Total value of securities pledged as of September 30, 2010 was $261,651.
Abbreviations:
GBP – British Pound
EUR – European Currency Unit (Euro)

See accompanying notes to the Investment Portfolio.

Montgomery Street Income Securities, Inc.

MBIA - Municipal Bond Investors Assurance
NIM - Net Interest Margin
REMIC - Real Estate Mortgage Investment Conduit

See accompanying notes to the Investment Portfolio.

Montgomery Street Income Securities, Inc.

Montgomery Street Income Securities, Inc. (the "Fund")
Notes to the Investment Portfolio	as of September 30, 2010 (Unaudited)

Security Valuation.  Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange ("NYSE") on each day the exchange is open for trading.  Debt securities are valued by independent pricing services approved by, or at the direction of, the Fund’s Board of Directors (the “Board”).  Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.  If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.  Forward foreign currency contracts are valued at the forward foreign currency exchange rate as of the close of the NYSE.  Futures and option contracts are valued based upon their quoted daily settlement prices.  In the event that the settlement price is unavailable, the closing price will be used for valuation.  Exchange traded derivatives, including futures and options, are valued at last sales price as of the close of business on the primary exchange.  Fixed income securities with a remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, unless it is determined that such price does not approximate market value.

Market quotations may not be readily available for certain debt and derivative investments.  If market quotations are not readily available or if it is determined that a quotation of an investment does not represent market value, then the investment is valued at a “fair value” as determined in good faith using procedures approved by the Board.  Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.  Situations that may require a security to be fair valued include instances where a security is thinly traded or restricted as to resale.  In addition, securities may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters or government actions.  Under the procedures adopted by the Board, Jackson Fund Services (“JFS” or the “Administrator”), the Fund's administrator, may rely on independent pricing services or other sources to assist in determining the fair value of a security.  Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The value of an investment for purposes of calculating the Fund’s net asset value (“NAV”) can differ depending on the source and method used to determine the value.

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosure regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.

FASB Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes exchange-listed prices.  Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations of vendor evaluated debt instruments, broker quotes in active markets, securities valued at amortized cost, and modeled over-the-counter derivatives contracts. Level 3 includes valuations determined from significant unobservable inputs including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include certain single source quotes received from brokers (either directly or through a vendor), securities restricted to resale due to market events, newly issued securities or securities for which reliable quotes are not available.  There were no significant transfers between Level 1 and Level 2 during the period.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments in securities and other financial instruments as of September 30, 2010 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 132,293,729	$ -	$ 132,293,729
Non-U.S. Government Agency Asset Backed Securities	-	24,415,184	-	24,415,184
Government and Agency Obligations	-	8,230,659	-	8,230,659
Short Term Investments	-	6,699,984	-	6,699,984
Fund Total	$ -	$ 171,639,556	$ -	$ 171,639,556

	Assets - Other Financial Instruments				Liabilities - Other Financial Instruments
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Unrealized Appreciation on Futures Contracts	$ 92,412	$ -	$ -	$ 92,412	$ -	$ -	$ -	$ -
Forward Foreign Currency Contracts	-	-	-	-	-	(156,885)	-	(156,885)
Fund Total	$ 92,412	$ -	$ -	$ 92,412	$ -	$ (156,885)	$ -	$ (156,885)

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2010:

	Balance at Beginning of Period	Transfers Out of Level 3 During the Period	Net Sales	Total Realized and Unrealized Gain/(Loss)	Balance at End of Period
Non-U.S. Government Agency Asset Backed Securities	$ 1,552,377	$ (1,081,086)	$ (563,520)	$ 92,229	$ -

Securities Loaned. The Fund entered into a securities lending arrangement with The Bank of New York Mellon (the “Custodian”).  Under the terms of the agreement, the Fund received a fee equal to a percentage of the net income generated by the collateral held and each lending transaction.  The Custodian was authorized to loan securities on behalf of the Fund to approved borrowers and was required to maintain collateral at least equal to the value of the securities loaned.  On February 17, 2010, the Fund terminated its securities lending arrangement with the Custodian.

FASB ASC Topic 815,  “Derivatives and Hedging".  This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit-related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure that is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument are discussed in the following paragraphs.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 PM Eastern Time.  Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized gain (loss) on investment transactions and net change in unrealized appreciation (depreciation) on investments, respectively.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges.  Net change in unrealized appreciation (depreciation) on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Futures Contracts.  The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund used futures contracts to manage its exposure to or hedge against changes in securities prices and interest rates or as an efficient means of adjusting overall exposure to certain markets.  Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the "initial margin".  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the "variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, it is not subject to registration or regulation as a commodity pool operator under that Act.

Summary of Open Futures Contracts
	Contracts	Unrealized
Futures Contracts	Long	Appreciation
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration December 2010	79	$92,412

Forward Foreign Currency Contracts.  The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund entered into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The market value of a forward foreign currency contact fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon delivery or receipt of the currency, realized gain or loss which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed is recorded.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Fund.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Summary of Open Forward Foreign Currency Contracts
	Currency	Settlement		Notional	Currency	Unrealized
Counterparty	Purchased/Sold	Date		Amount	Value	(Loss)
Goldman Sachs & Co.	USD/EUR	10/26/2010	EUR	(3,043,000)	$ (4,147,713)	$ (125,284)
Goldman Sachs & Co.	USD/EUR	11/23/2010	EUR	(217,000)	(295,707)	(19,868)
Goldman Sachs & Co.	USD/GBP	12/20/2010	GBP	(888,000)	(1,394,183)	(11,733)
					$ (5,837,603)	$ (156,885)

Options Contracts.  The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use put option contracts to protect higher quality bonds in the portfolio against market value declines resulting from anticipated higher long-term interest rates.  The Fund may use call option contracts to reduce the impact of price increases of higher quality bonds which the Fund may purchase on a later date when lower long-term interest rates are anticipated.  An option contract on an interest rate futures contract is an option, for which a negotiated premium is paid, with an exchange-specified expiration date, to enter into an interest rate futures contract that is exchange-specified in terms of the financial instrument, settlement date, and exercise price.  A “put” on an interest rate futures contract requires a writer of the contract to enter into the buy side of the specified interest rate futures contract if a buyer of the put exercises the put before the expiration date.  A “call” on an interest rate futures contract requires a writer of the contract to enter into the sell side of the specified interest rate futures contract if a buyer of the call exercises the call before the expiration date.  Exercise of the option requires that the writer immediately deposit initial margin on the interest rate futures contract and immediately mark any loss position to the market.  Upon exercise of the option, the Fund may immediately enter into an offsetting futures contract with respect to the futures contract that it was exercised.  Options contracts involve, to varying degrees, risk of loss in excess of the premium paid or received recorded by the Fund. The primary risks associated with the use of option contracts on futures contracts involves similar risks to trading in the underlying futures contracts, including the imperfect correlation between the change in value of the securities held by the Fund and the prices of the underlying futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  Option contracts entered into by the Fund are traded on public markets that are regulated by the Commodities Futures Trading Commission.  The Fund held no option contracts at September 30, 2010.

Summary of Written Options
	Contracts	Premiums
Options outstanding at December 31, 2009	228	$ 119,409
Options closed during the period	(228)	(119,409)
Options outstanding at September 30, 2010	-	-

Repurchase Agreements.  The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund agrees to purchase a security with a simultaneous agreement by the seller to repurchase the security back from the Fund at a specified price and date or upon demand.  The Fund, through the Custodian or sub-custodian bank, receives delivery of the underlying securities as collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the collateral’s value is at least equal to the principal amount of the repurchase price plus accrued interest.  The Custodian holds the collateral in a separate account until the agreement matures.  If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty, realization of the collateral by the Fund may be delayed or limited.

Income Tax Information.  At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $167,778,201.  Net unrealized appreciation aggregated to $3,861,355, of which $6,322,983 related to appreciated investment securities and $(2,461,628) related to depreciated investment securities.

Restricted Securities.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table consists of restricted securities, including Rule 144A securities that have not been deemed liquid by the Fund's investment adviser, held by the Fund at September 30, 2010.

	Acquisition Date	Cost	Value at End of Period	Percent of Net Assets
Banco Santander Chile, 3.75%, 09/22/15	09/15/10	$ 498,586	$ 506,853	0.3%
Korea Electric Power Corp., 3.00%, 10/05/15	09/27/10	1,395,296	1,396,360	0.8
NBC Universal Inc., 2.88%, 04/01/16	09/27/10	1,799,010	1,800,362	0.9
		$ 3,692,892	$ 3,703,575	2.0%

Subsequent Events.  At the Annual Meeting of Stockholders held on July 8, 2010, the stockholders voted to revise or eliminate certain of the Fund’s investment policies. The Fund’s Board of Directors approved certain additional changes to the Fund’s investment policies and restrictions to be effective September 15, 2010. The restated investment objectives, policies and restrictions of the Fund, and its associated investment strategies, risks, instruments and practices, can be referenced in the Fund's semi-annual report.

For additional information on the Fund's policies regarding investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)
The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 24, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Principal Financial Officer

Date:	November 24, 2010

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.